Other Intangible Assets, Net: Schedule Of Finite Lived Intangible Assets Future Amortization Expense Net Table Text Block (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Other intangible assets, net	$ 24,851,359	$ 28,139,219	$ 21,497,890
Other Intangible Assets
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	1,129,546
Finite-Lived Intangible Assets, Amortization Expense, Year Two	4,518,184
Finite-Lived Intangible Assets, Amortization Expense, Year Three	4,518,184
Finite-Lived Intangible Assets, Amortization Expense, Year Four	4,518,184
Finite-Lived Intangible Assets, Amortization Expense, Year Five	4,518,184
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	5,649,077
Other intangible assets, net	$ 24,851,359